INVENTORIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Crude oil and other raw materials	¥ 88,465	¥ 85,469
Work in progress	12,615	13,690
Finished goods	91,368	88,929
Spare parts and consumables	2,576	2,872
Inventories, book value	195,024	190,960
Less: Allowance for diminution in value of inventories	(2,582)	(6,376)	¥ (1,155)	¥ (920)
Inventories	¥ 192,442	¥ 184,584